SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Customer relationship intangible assets	$ 1,305,324
Less: Accumulated amortization	(52,197)
Total	$ 1,253,127